Additional Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Text Block [Abstract]
Additional Balance Sheet Information
5)	Additional Balance Sheet Information
Inventories
consisted of the f
ollo
wing (in thousands):

	September 25, 2022	December 31, 2021
Raw materials and work in progress	$6,924	$5,233
Electric motorcycles and electric balance bikes	21,854	8,636
Parts and accessories and apparel	4,835	2,928

	$33,613	$16,797

Other current assets
include prepaid supplier deposits of $176 thousand and $3,025 thousand as of September 25, 2022 and December 31, 2021 relating to future inventory purchases.

Property, plant and equipment, net
consisted of the following, (in thousands):

	September 25, 2022	December 31, 2021
Construction in progress	$21,030	$9,746
Tooling	9,827	10,155
Machinery and equipment	2,844	3,317
Software	2,798	2,798
Leasehold improvements	1,635	1,266

	38,134	27,282
Accumulated depreciation	(12,023)	(9,388)

	$26,111	$17,894

Depreciation for the three months ended September 25, 2022 and September 26, 2021 was $796 thousand and $1,167 thousand, respectively, and $
3,371
 thousand and $3,008 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively. Software, net of accumulated amortization, included in
Property, plant and equipment, net
was $1,542 thousand and $2,242 thousand as of September 25, 2022 and December 31, 2021, respectively. The Company had $6,880 thousand and $3,651 thousand related to purchases of Property, plant and equipment included in Accounts payable as of September 25, 2022 and December 31, 2021, respectively.
Other long-term assets
consisted primarily of capitalized implementation costs incurred in connection with cloud computing arrangements that do not include a license to internal-use
software in accordance with Accounting Standards Update
2018-15.
Accrued liabilities
consisted of the follo
wi
ng, (in thousands):

	September 25, 2022	December 31, 2021
Payroll and employee benefits	$4,712	$6,129
Engineering	3,608	2,680
Supplier commitment	1,634	—
Warranty and recalls	833	720
Deferred revenue	221	1,644
Sales incentives	88	795
Taxes	591	918
Other	3,851	2,688

	$15,538	$15,574

The Company has a liability related to an excess firm purchase commitment to a supplier. Based on contractual terms, beginning with calendar year 2022, the Company expects to pay, in January of each calendar year, any amounts due to the supplier from the preceding calendar year. The total obligation was $5,069 thousand and $5,330 thousand as of September 25, 2022 and December 31, 2021, respectively. The non-current
portion, included in
Long-term supplier liability
on the combined balance sheets was $3,435 thousand and $5,330 thousand, as of September 25, 2022 and December 31, 2021, respectively. The current portion of the liability was recorded within
Accrued liabilities
and was $1,634 thousand as of September 25, 2022. There was no current portion as of December 31, 2021.

6) Additional Balance Sheet Information
Inventories, net
consisted of the following as of December 31, (in thousands):

	2021	2020
Raw materials and work in progress	$5,233	$3,999
Electric motorcycles and electric balance bikes	8,636	15,320
Parts and accessories and apparel	2,928	1,497

	$16,797	$20,816

Inventory valuation reserves deducted from cost were $7,021 thousand and $5,200 thousand as of December 31, 2021 and 2020, respectively.
Other current assets
include prepaid supplier deposits of $3,025 thousand as of December 31, 2021 relating to future inventory purchases.
Property, plant and equipment, net
consisted of the following as of December 31, (in thousands):

	2021	2020
Tooling	$10,155	$8,824
Leasehold improvements	1,266	1,224
Machinery and equipment	3,317	2,098
Software	2,798	307
Construction in progress	9,746	4,635

	27,282	17,088
Accumulated depreciation	(9,388)	(5,228)

	$17,894	$11,860

Depreciation was $4,256 thousand, $3,480 thousand and $1,370 thousand for the years ending December 31, 2021, 2020 and 2019, respectively. Software, net of accumulated depreciation, included in
Property, plant and equipment, net,
was $2,242 thousand and $229 thousand as of December 31, 2021, and 2020, respectively. The Company had $3,651 thousand, $2,461 thousand, and $763 thousand related to purchases of
Property, plant and equipment
included in
Accounts payable
as of December 31, 2021, 2020 and 2019, respectively.
Accrued liabilities
consisted of the following as of December 31, (in thousands):

	2021	2020
Sales concession	$—	$15,271
Payroll, employee benefits and related expenses	6,129	2,857
Engineering expenses	2,680	3,030
Deferred revenue	1,644	149
Tax-related accruals	918	372
Sales incentive programs	795	433
Warranty and recalls	720	473
Other	2,688	2,122

	$15,574	$24,707

Long-term supplier liability
consisted of an excess firm purchase commitment to a supplier of $5,330 thousand as of December 31, 2021, and $7,798 thousand as of December 31, 2020. During the fourth quarter of 2021, the Company made a shortfall payment of $2,631 thousand covering calendar years 2019 through 2021. Based on contractual terms, beginning with calendar year 2022, the Company expects to pay in January of each calendar year any amounts due from the preceding calendar year.